Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Revenue from External Customers by Geographic Areas	Revenue disaggregated by geography, based on the addresses of our customers, consists of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
United States	$227,091	$141,073	$167,574
Rest of World	15,769	55,870	13,710
Total	$242,860	$196,943	$181,284

Concentration of Customer Risk
Given the large order value for customers and the relatively low number of customers, revenue and accounts receivable have typically been concentrated with a limited number of customers.

	Revenue			Accounts Receivable
	Year Ended December 31,			December 31,
	2021	2020	2019	2021	2020
Number of customers accounted for 10% or more*	—	1	—	1	2
__________________
*One customer accounted for 21% of total revenue for year ended December 31, 2020 and 33% of the accounts receivable, net as of December 31, 2020. No other individual customer accounted for more than 20% of total revenue for years ended December 31, 2021, 2020 and 2019, or accounts receivable, net as of December 31, 2021 and 2020.

Property, Plant and Equipment, Net	Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Property, Plant, and Equipment	Estimated Useful Life
Computer hardware	3 years
Computer software	3 to 5 years
Internally used vehicles and charging systems	over the shorter of their estimated useful lives or 5 years
Machinery and equipment	5 to 12 years
Office furniture and equipment	5 years
Tooling	3 to 5 years
Leasehold improvements	over the shorter of their estimated useful lives or the terms of the related leases
Leased batteries	over the shorter of the terms of the related leases or 12 years
Leased vehicles and charging systems	over the shorter of the terms of the related leases or 5 years
Property, plant, and equipment, net, consisted of the following (in thousands):

	December 31,
	2021	2020
Computer hardware	$5,195	$4,708
Computer software	9,561	8,849
Internally used vehicles and charging systems	16,459	19,136
Leased vehicles and batteries	6,863	7,081
Leasehold improvements	10,516	10,234
Machinery and equipment	28,302	26,026
Office furniture and equipment	1,861	1,854
Tooling	21,726	21,727
Finance lease right-of-use assets	179	179
Construction in progress	20,243	1,830
	120,905	101,624
Less: Accumulated depreciation and amortization	(58,659)	(48,037)
Total	$62,246	$53,587

Deferred Revenue
The changes in deferred revenue consisted of the following (in thousands):

Deferred revenue as of December 31, 2020	$28,221
Revenue recognized from beginning balance during the year ended December 31, 2021	22,183
Deferred revenue added during the year ended December 31, 2021	(13,998)
Deferred revenue as of December 31, 2021	$36,406

Revenue of Business Units
The revenue of business units are as follows ( in thousands):

	Year Ended December 31,
	2021	2020	2019
Proterra Transit	$195,558	$156,021	$150,476
Proterra Powered & Energy	47,302	40,922	30,808
Total	$242,860	$196,943	$181,284

Accrued Warranty Activity	Accrued warranty activity consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Warranty reserve – beginning of period	$18,582	$14,926	$10,602
Warranty costs incurred	(7,199)	(4,214)	(6,031)
Net changes in liability for pre-existing warranties, including expirations	(1,710)	(3,392)	(840)
Provision for warranty	13,601	11,262	11,195
Warranty reserve – end of period	$23,274	$18,582	$14,926

Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) and activity, net of related taxes, for the year ended December 31, 2021 were as follows:

	December 31, 2020	Increase/ Decrease	December 31, 2021
Net unrealized losses on available-for-sale securities	$—	$(588)	$(588)
Total accumulated other comprehensive income (loss), net of taxes	$—	$(588)	$(588)